CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Short-term bank borrowings	$ 26,176,715	¥ 179,978,003	¥ 168,234,207
Accounts payable	36,312,398	249,665,890	124,937,465
Advances from customers	2,982,454	20,505,861	48,503,389
Deferred revenue - current	1,842,241	12,666,330	9,853,361
Accrued expenses and other current liabilities	19,516,258	134,184,026	75,412,869
Warranty - non current	2,561,245	17,609,842	12,378,751
Deferred revenue - non current	$ 34,150	¥ 234,801	¥ 144,700
Ordinary shares, authorized			444,721,650
Ordinary shares, issued			64,570,520
Ordinary shares, outstanding			64,570,520
Series A1 Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares, par value (in dollars per share) | $ / shares	$ 0.0001
Redeemable Convertible Preferred Shares, authorized	0	0	16,666,667
Redeemable Convertible Preferred Shares, issued	0	0	16,666,667
Redeemable Convertible Preferred Shares, outstanding	0	0	16,666,667
Redemption value | ¥		¥ 0	¥ 130,684,003
Liquidation value | ¥		¥ 0	¥ 196,026,005
Series A-2 Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares, par value (in dollars per share) | $ / shares	$ 0.0001
Redeemable Convertible Preferred Shares, authorized	0	0	3,608,247
Redeemable Convertible Preferred Shares, issued	0	0	3,608,247
Redeemable Convertible Preferred Shares, outstanding	0	0	3,608,247
Redemption value | ¥		¥ 0	¥ 39,205,192
Liquidation value | ¥		¥ 0	¥ 58,807,788
Series A-3 Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares, par value (in dollars per share) | $ / shares	$ 0.0001
Redeemable Convertible Preferred Shares, authorized	0	0	5,003,436
Redeemable Convertible Preferred Shares, issued	0	0	5,003,436
Redeemable Convertible Preferred Shares, outstanding	0	0	5,003,436
Redemption value | ¥		¥ 0	¥ 67,955,320
Liquidation value | ¥		¥ 0	¥ 101,932,980
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized	4,900,000,000	4,900,000,000
Ordinary shares, issued	128,032,038	128,032,038
Ordinary shares, outstanding	128,032,038	128,032,038
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	20,642,020	20,642,020
Ordinary shares, outstanding	20,642,020	20,642,020
Series Seed Convertible Preferred Shares
Series Seed Convertible Preferred Shares, par value (in dollars per share) | $ / shares	$ 0.0001
Series Seed Convertible Preferred Shares, authorized	0	0	30,000,000
Series Seed Convertible Preferred Shares, issued	0	0	30,000,000
Series Seed Convertible Preferred Shares, outstanding	0	0	30,000,000
VIE
Short-term bank borrowings | ¥		¥ 179,978,003	¥ 168,234,207
Accounts payable | ¥		249,665,890	124,937,465
Advances from customers | ¥		20,505,861	48,503,389
Deferred revenue - current | ¥		12,666,330	9,853,361
Accrued expenses and other current liabilities | ¥		119,242,975	75,382,869
Warranty - non current | ¥		17,609,842	12,378,751
Deferred revenue - non current | ¥		¥ 234,801	¥ 144,700